Note 13 - Stock Option and Incentive Plan (Details) - Valuation Assumptions of Stock Options	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Valuation Assumptions of Stock Options [Abstract]
Weighted-average volatility	185.00%	105.50%
Expected dividends	0.00%	0.00%
Expected life (in years)	3 years 6 months	2 years
Weighted-average risk-free interest rate	1.10%	0.30%